UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                 811-05502

                                         Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                  Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Semiannual Report

October 31, 2011

To Our Shareholders,

The Sarbanes-Oxley Act requires a fund’s principal executive and financial officers to certify the entire contents of the semiannual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio managers’ commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the schedule of investments, will be available on our website at www.gabelli.com/funds.

Enclosed are the financial statements and the investment portfolio as of October 31, 2011.

Sincerely yours,

Bruce N. Alpert

Chief Operating Officer

Gabelli Funds, LLC

December 17, 2011

Average Annual Total Returns

For the Periods Ended October 31, 2011† (a) (Unaudited)

Comparative Results

	Six Months	One Year	Five Years	Ten Years	Since Policy Inception(a)	Since Fund’s Inception (10/10/85)
Class A (DRCVX)
Without sales charge	18.93%	(3.37)%	(1.84)%	(5.96)%	(2.85)%	(0.94)%
With sales charge (b)	12.10	(8.92)	(2.99)	(6.51)	(3.09)	(1.16)
Class AAA (COMVX)	18.34	(3.38)	(1.94)	(6.00)	(2.87)	(0.96)
Class B (DCVBX)
Without contingent deferred sales charge	18.52	(4.00)	(2.64)	(6.66)	(3.42)	(1.49)
With contingent deferred sales charge (c)	14.52	(7.85)	(3.04)	(6.66)	(3.42)	(1.49)
Class C (CPCCX)
Without contingent deferred sales charge	18.83	(3.68)	(2.52)	(6.61)	(3.38)	(1.45)
With contingent deferred sales charge (d)	17.83	(4.65)	(2.52)	(6.61)	(3.38)	(1.45)
Class R (CPCRX)	18.82	(3.35)	(1.61)	(5.79)	(2.68)	(0.78)
S&P 500 Index	(7.11)	8.09	0.25	3.69	8.62 (e)	10.23 (f)

In the current prospectus dated August 29, 2011, the expense ratios for Comstock Capital Value Fund Class AAA, A, C, and R Shares are 2.11%, 2.11%, 2.86%, and 1.86% Shares, respectively. See page 9 for the expense ratios for the six months ended October 31, 2011. Class AAA and Class R Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 4.00%, and 1.00%, respectively. The Class A Share net asset values (“NAV”) are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008, Class B Shares on January 15, 1993, Class C Shares and Class R Shares on August 22, 1995. The actual performance of the Class AAA Shares, Class B Shares, Class C Shares, and Class R Shares would have been higher due to the sales charge associated with the Class A Shares.

(a)	On April 28, 1987, Comstock Partners, Inc., the Comstock Capital Value Fund’s previous investment adviser, assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 4% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	Since April 30, 1987, the date closest to the Fund’s inception date for which data is available.
(f)	Since September 30, 1985, the date closest to the Fund’s inception date for which data is available.
†	Returns represent past performance and does not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Comstock Capital Value Fund utilizes short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

Comstock Capital Value Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from May 1, 2011 through October 31, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/11	Ending Account Value 10/31/11	Annualized Expense Ratio	Expenses Paid During Period*
Comstock Capital Value Fund
Actual Fund Return
Class AAA	$1,000.00	$1,183.40	2.16%	$11.85
Class A	$1,000.00	$1,189.30	2.16%	$11.89
Class B	$1,000.00	$1,185.20	2.91%	$15.98
Class C	$1,000.00	$1,188.30	2.91%	$16.01
Class R	$1,000.00	$1,188.20	1.91%	$10.51
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.28	2.16%	$10.94
Class A	$1,000.00	$1,014.28	2.16%	$10.94
Class B	$1,000.00	$1,010.51	2.91%	$14.71
Class C	$1,000.00	$1,010.51	2.91%	$14.71
Class R	$1,000.00	$1,015.53	1.91%	$9.68

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total net assets as of October 31, 2011:

Long Positions	Percent
U.S. Government Obligations	99.1%
Put Options Purchased	2.0%
Other Assets and Liabilities (Net)	40.2%

Short Positions
Financial Services	(6.7)%
Retail	(6.1)%
Computer Software and Services	(3.5)%
Metals and Mining	(3.3)%
Futures Contracts	(3.2)%
Semiconductors	(2.7)%
Consumer Products	(2.7)%
Business Services	(2.6)%
Energy and Utilities	(2.5)%
Food and Beverage	(2.1)%
Paper and Forest Products	(1.3)%
Real Estate Investment Trusts	(1.2)%
Telecommunications	(0.8)%
Aerospace and Defense	(0.7)%
Auto and Trucks	(0.7)%
Exchange Traded Funds	(0.6)%
Agriculture	(0.6)%

100.0%

The Comstock Capital Value Fund (the “Fund”) files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended July 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Funds at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with the Fund’s complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Schedule of Investments — October 31, 2011 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 99.1%
$237,956,000	U.S. Treasury Bills, 0.000% to 0.115%†, 11/10/11 to 04/19/12 (a) (b)	$237,934,359	$237,942,240

Number of Contracts		Expiration Date/ Exercise Price
	PUT OPTIONS PURCHASED†† (c) — 2.0%
100	S & P 500 Index	Dec. 11/1150	170,000
185	S & P 500 Index	Dec. 11/1175	444,000
100	S & P 500 Index	Dec. 11/1180	214,000
100	S & P 500 Index	Dec. 11/1200	310,000
225	S & P 500 Index	Mar. 12/1025	461,250
100	S & P 500 Index	Mar. 12/1175	530,000
75	S & P 500 Index	Mar. 12/1225	462,750
70	S & P 500 Index	Jun. 12/1025	282,450
250	S & P 500 Index	Jun. 12/1075	1,257,500
100	S & P 500 Index	Jun. 12/1150	627,000

	TOTAL PUT OPTIONS PURCHASED (Cost $8,227,083)		4,758,950

	TOTAL INVESTMENTS — 101.1% (Cost $246,161,442)		242,701,190

	SECURITIES SOLD SHORT — (38.1)%
	(Proceeds received $90,939,488)		(91,500,797)

Number of Contracts		Expiration Date	Unrealized Depreciation

	FUTURES CONTRACTS — SHORT POSITION(d) — (3.2)%
260	NASDAQ 100 Index Futures (E-Mini)	12/16/11	(825,040)
1,670	S & P 500 Index Futures (E-Mini)	12/16/11	(6,768,902)

	TOTAL FUTURES CONTRACTS — SHORT POSITION		(7,593,942)

	Other Assets and Liabilities (Net) — 40.2%		96,389,249

	NET ASSETS — 100.0%		$239,995,700

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT — (38.1)%
	Aerospace and Defense — (0.7)%
31,500	Esterline Technologies Corp.	$1,806,386	$1,760,850

	Agriculture — (0.6)%
24,800	The Mosaic Co.	1,626,820	1,452,288

Shares		Proceeds	Market Value

	Auto and Trucks — (0.7)%
48,000	Johnson Controls Inc.	$1,588,110	$1,580,640

	Business Services — (2.6)%
85,000	Expedia Inc.	2,308,258	2,232,100
28,500	Fluor Corp.	1,660,062	1,620,225
143,000	R. R. Donnelley & Sons Co.	2,319,990	2,330,900

		6,288,310	6,183,225

	Computer Software and Services — (3.5)%
54,000	Accenture plc, Cl. A	2,824,783	3,254,040
50,200	Adobe Systems Inc.	1,530,994	1,476,382
39,400	Computer Sciences Corp.	1,576,096	1,239,524
50,000	Syntel Inc.	2,040,471	2,445,000

		7,972,344	8,414,946

	Consumer Products — (2.7)%
133,000	Altria Group Inc.	3,466,140	3,664,150
43,000	Coach Inc.	2,348,778	2,798,010

		5,814,918	6,462,160

	Energy and Utilities — (2.5)%
18,000	Anadarko Petroleum Corp.	1,314,494	1,413,000
65,000	El Paso Electric Co.	1,961,727	2,081,950
52,000	McDermott International Inc.	1,075,397	570,960
62,500	Patriot Coal Corp.	1,212,121	785,000
29,000	Rowan Companies Inc.	1,103,536	1,000,210

		6,667,275	5,851,120

	Exchange Traded Funds — (0.6)%
41,400	iShares FTSE China 25 Index Fund	1,506,373	1,493,298

	Financial Services — (6.7)%
100,000	Barclays plc, ADR	1,842,239	1,251,000
65,000	BB&T Corp.	1,497,219	1,517,100
65,800	Capital One Financial Corp.	2,651,702	3,004,428
45,000	Credit Suisse Group AG, ADR	1,607,247	1,303,650
34,500	Deutsche Bank AG	1,685,996	1,428,645
34,500	HSBC Holdings plc, ADR	1,644,641	1,506,270
22,000	Hudson City Bancorp Inc.	391,443	137,500
41,000	JPMorgan Chase & Co.	1,566,208	1,425,160
41,900	State Street Corp.	1,612,817	1,692,341
12,000	The Goldman Sachs Group Inc.	1,559,214	1,314,600
59,600	Wells Fargo & Co.	1,572,438	1,544,236

		17,631,164	16,124,930

	Food and Beverage — (2.1)%
27,000	Ralcorp Holdings Inc.	2,037,008	2,182,680
125,000	Smithfield Foods Inc.	2,271,319	2,857,500

		4,308,327	5,040,180

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — October 31, 2011 (Unaudited)

Shares		Proceeds	Market Value

	SECURITIES SOLD SHORT (Continued)
	Metals and Mining — (3.3)%
62,800	ArcelorMittal	$1,580,296	$1,301,844
41,700	Nucor Corp.	1,605,088	1,575,426
85,000	Southern Copper Corp.	2,205,648	2,607,800
39,000	United States Steel Corp.	1,497,027	989,040
58,800	Vale SA, ADR	1,652,654	1,494,108

		8,540,713	7,968,218

	Paper and Forest Products — (1.3)%
110,200	International Paper Co.	2,615,569	3,052,540

	Real Estate Investment Trusts — (1.2)%
47,400	Liberty Property Trust	1,391,468	1,516,800
51,000	Mack-Cali Realty Corp.	1,522,353	1,431,060

		2,913,821	2,947,860

	Retail — (6.1)%
41,500	Abercrombie & Fitch Co., Cl. A	2,590,795	3,087,600
47,600	Dillard’s Inc., Cl. A	2,147,354	2,452,828
31,600	Kohl’s Corp.	1,543,451	1,675,116
120,000	Staples Inc.	2,212,937	1,795,200
86,000	The Home Depot Inc.	2,702,808	3,078,800
32,800	Tiffany & Co.	2,295,443	2,615,144

		13,492,788	14,704,688

	Semiconductors — (2.7)%
41,800	ASML Holding NV	1,528,904	1,752,674
97,000	Linear Technology Corp.	2,662,133	3,134,070
48,200	Novellus Systems Inc.	1,518,013	1,665,310

		5,709,050	6,552,054

	Telecommunications — (0.8)%
44,000	InterDigital Corp.	2,457,520	1,911,800

	TOTAL SECURITIES SOLD SHORT	$90,939,488	$91,500,797

(a)	At October 31, 2011, $217,461,000 of the principal amount was pledged as collateral for securities sold short.
(b)	At October 31, 2011, $9,250,000 of the principal amount was pledged as collateral for futures contracts.
(c)	At October 31, 2011, all of the put options purchased were held at Pershing LLC.
(d)	At October 31, 2011, all of the futures contracts were held at UBS AG.
†	Represents annualized yield at date of purchase.
††	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Assets and Liabilities

October 31, 2011 (Unaudited)

Assets:
Investments, at value (cost $246,161,442)	$242,701,190
Cash	2,421
Deposits at brokers (including proceeds from securities sold short of $90,939,488)	97,672,325
Receivable for Fund shares sold	3,901,734
Variation margin receivable	2,861,822
Prepaid expenses	45,938

Total Assets	347,185,430

Liabilities:
Securities sold short, at value	91,500,797
Payable for investments purchased	9,134,379
Payable for Fund shares redeemed	6,037,228
Dividends payable on securities sold short	96,038
Payable for investment advisory fees	227,139
Payable for distribution fees	72,811
Payable for accounting fees	3,750
Other accrued expenses	117,588

Total Liabilities	107,189,730

Net Assets (applicable to 138,218,522 shares outstanding)	$239,995,700

Net Assets Consist of:
Paid-in capital	$380,041,291
Net investment loss	(1,886,222)
Accumulated net realized loss on investments, securities sold short, and futures contracts	(126,543,866)
Net unrealized depreciation on investments	(3,460,252)
Net unrealized depreciation on securities sold short	(561,309)
Net unrealized depreciation on futures contracts	(7,593,942)

Net Assets	$239,995,700

Shares of Capital Stock, each at $0.001 par value; 125,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,644,808 ÷ 1,507,852 shares outstanding)	$1.75

Class A:
Net Asset Value and redemption price per share ($215,202,869 ÷ 122,828,254 shares outstanding)	$1.75

Maximum offering price per share (NAV÷0.9425, based on maximum sales charge of 5.75% of the offering price)	$1.86

Class B:
Net Asset Value and offering price per share ($10,302 ÷ 6,145 shares outstanding)	$1.68 (a)

Class C:
Net Asset Value and offering price per share ($21,794,483 ÷ 13,682,184 shares outstanding)	$1.59 (a)

Class R:
Net Asset Value, offering, and redemption price per share ($343,238 ÷ 194,087 shares outstanding)	$1.77

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended October 31, 2011 (Unaudited)

Investment Income:
Dividends	$5,400
Interest	10,310

Total Investment Income	15,710

Expenses:
Investment advisory fees	845,386
Distribution fees – Class AAA	2,168
Distribution fees – Class A	184,313
Distribution fees – Class B	57
Distribution fees – Class C	97,721
Dividend expense on securities sold short	527,050
Shareholder services fees	79,868
Registration expenses	38,610
Legal and audit fees	30,476
Shareholder communications expenses	25,856
Directors’ fees	22,805
Accounting fees	22,500
Custodian fees	12,190
Interest expense	26
Miscellaneous expenses	12,906

Total Expenses	1,901,932

Net Investment Loss	(1,886,222)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts:
Net realized loss on investments	(2,868,974)
Net realized loss on securities sold short	(634,034)
Net realized gain on futures contracts	2,468,839

Net realized loss on investments, securities sold short, and futures contracts	(1,034,169)

Net change in unrealized appreciation/depreciation:
on investments	1,899,411
on securities sold short	(337,366)
on futures contracts	(5,461,065)

Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(3,899,020)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Future Contracts	(4,933,189)

Net Decrease in Net Assets Resulting from Operations	$(6,819,411)

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

October 31, 2011

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Operations:
Net investment loss	$(1,886,222)	$(3,202,557)
Net realized loss on investments, securities sold short, and futures contracts	(1,034,169)	(42,633,938)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	(3,899,020)	2,624,247

Net Decrease in Net Assets Resulting from Operations	(6,819,411)	(43,212,248)

Capital Stock Transactions:
Proceeds from shares sold
Class AAA	2,767,476	1,616,234
Class A	215,058,572	208,850,500
Class B	—	2,996
Class C	13,798,818	12,195,040
Class R	51,078	139,434

	231,675,944	222,804,204

Cost of shares redeemed
Class AAA	(1,311,582)	(933,410)
Class A	(75,560,217)	(185,691,825)
Class B	(2,924)	(124,711)
Class C	(6,336,891)	(9,658,272)
Class R	(41,537)	(48,885)

	(83,253,151)	(196,457,103)

Net Increase in Net Assets from Capital Stock Transactions	148,422,793	26,347,101

Redemption Fees	3,824	17,114

Net Increase/(Decrease) in Net Assets	141,607,206	(16,848,033)

Net Assets:
Beginning of period	98,388,494	115,236,527

End of period (including undistributed net investment income of $0 and $0, respectively)	$239,995,700	$98,388,494

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Period Ended April 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)	Dividend Expense on Securities Sold Short	Portfolio Turnover Rate
Class AAA
2012(d)	$1.64	$(0.02)	$0.13	$0.11	—	—	$0.00	$1.75	18.34%	$2,645	(2.14	)%(e)	2.16%(e)	0.62%(e)	301%
2011	2.07	(0.04)	(0.39)	(0.43)	—	—	0.00	1.64	(20.77)	1,235	(2.02)		2.11	0.51	368
2010	3.13	(0.05)	(1.01)	(1.06)	—	—	0.00	2.07	(33.87)	962	(2.00)		2.06	0.32	1,239
2009(f)	3.34	(0.03)	(0.17)	(0.20)	$(0.01)	$(0.01)	0.00	3.13	(5.96)	556	(2.11	)(e)	2.22(e)	0.65(e)	440
Class A
2012(d)	$1.64	$(0.02)	$0.13	$0.11	—	—	$0.00	$1.75	18.93%	$215,203	(2.15	)%(e)	2.16%(e)	0.62%(e)	301%
2011	2.07	(0.04)	(0.39)	(0.43)	—	—	0.00	1.64	(20.77)	82,465	(2.02)		2.11	0.51	368
2010	3.14	(0.05)	(1.02)	(1.07)	—	—	0.00	2.07	(34.08)	97,271	(2.02)		2.06	0.32	1,239
2009	2.18	(0.04)	1.01	0.97	$(0.01)	$(0.01)	0.00	3.14	44.31	58,112	(1.45)		2.22	0.32	440
2008	2.12	0.05	0.07	0.12	(0.06)	(0.06)	0.00	2.18	5.73	29,169	2.12		2.24	0.24	0
2007	2.33	0.09	(0.22)	(0.13)	(0.08)	(0.08)	0.00	2.12	(5.49)	28,841	3.73		1.92	0.13	0
Class B
2012(d)	$1.57	$(0.02)	$0.13	$0.11	—	—	$0.00	$1.68	18.52%	$10	(2.88	)%(e)	2.91%(e)	0.62%(e)	301%
2011	2.01	(0.06)	(0.38)	(0.44)	—	—	0.00	1.57	(21.89)	12	(2.78)		2.86	0.51	368
2010	3.06	(0.07)	(0.98)	(1.05)	—	—	0.00	2.01	(34.31)	139	(2.82)		2.81	0.34	1,239
2009	2.13	(0.05)	0.98	0.93	—	—	0.00	3.06	43.66	403	(1.84)		2.97	0.38	440
2008	2.08	0.03	0.06	0.09	$(0.04)	$(0.04)	0.00	2.13	4.36	926	1.48		2.99	0.24	0
2007	2.27	0.07	(0.20)	(0.13)	(0.06)	(0.06)	0.00	2.08	(5.79)	1,518	2.96		2.67	0.14	0
Class C
2012(d)	$1.49	$(0.02)	$0.12	$0.10	—	—	$0.00	$1.59	18.83%	$21,795	(2.89	)%(e)	2.91%(e)	0.62%(e)	301%
2011	1.90	(0.05)	(0.36)	(0.41)	—	—	0.00	1.49	(21.58)	14,366	(2.77)		2.86	0.51	368
2010	2.90	(0.06)	(0.94)	(1.00)	—	—	0.00	1.90	(34.48)	16,569	(2.76)		2.81	0.32	1,239
2009	2.02	(0.06)	0.94	0.88	—	—	0.00	2.90	43.56	16,138	(2.07)		2.97	0.35	440
2008	1.98	0.03	0.05	0.08	$(0.04)	$(0.04)	0.00	2.02	4.32	11,587	1.32		2.99	0.24	0
2007	2.18	0.06	(0.19)	(0.13)	(0.07)	(0.07)	0.00	1.98	(6.00)	10,671	3.01		2.67	0.13	0
Class R
2012(d)	$1.65	$(0.02)	$0.14	$0.12	—	—	$0.00	$1.77	18.82%	$343	(1.89	)%(e)	1.91%(e)	0.62%(e)	301%
2011	2.08	(0.04)	(0.39)	(0.43)	—	—	0.00	1.65	(20.67)	310	(1.77)		1.86	0.51	368
2010	3.14	(0.04)	(1.02)	(1.06)	—	—	0.00	2.08	(33.76)	296	(1.77)		1.81	0.33	1,239
2009	2.18	(0.04)	1.01	0.97	$(0.01)	$(0.01)	0.00	3.14	44.56	148	(1.37)		1.97	0.31	440
2008	2.12	0.05	0.08	0.13	(0.07)	(0.07)	0.00	2.18	6.00	20	2.09		1.99	0.26	0
2007	2.33	0.09	(0.21)	(0.12)	(0.09)	(0.09)	0.00	2.12	(5.24)	5	3.89		1.64	0.16	0

†	Total investment returns exclude the effects of sales loads and assume reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund incurred interest expense during the year ended April 30, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.23% (Class A), 2.98% (Class B and Class C), and 1.98% (Class R), respectively. For the six months ended October 31, 2011 and the years ended April 30, 2011, 2010, 2009, and 2007, the effect of interest expense was minimal.
(d)	For the six months ended October 31, 2011, unaudited.
(e)	Annualized.
(f)	For Class AAA Shares, from the commencement of offering these shares on December 8, 2008 through April 30, 2009.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Comstock Funds, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of U.S. based exchanges; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 10/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
U.S. Government Obligations	—	$237,942,240	$237,942,240
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$237,942,240	$237,942,240
LIABILITIES (Market Value):
Securities Sold Short (a)*	$(91,500,797)	—	$(91,500,797)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(91,500,797)	—	$(91,500,797)
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Market Value):
EQUITY CONTRACTS:
Put Options Purchased	—	$4,758,950	$4,758,950
LIABILITIES (Unrealized Depreciation): **
EQUITY CONTRACTS:
Futures Contracts – Short Positions (b)	$(7,593,942)	—	(7,593,942)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7,593,942)	$4,758,950	$(2,834,992)

(a)	Please refer to the Schedule of Investments ("SOI") for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the SOI. Only current day variation margin is reported within the Fund’s Statement of Assets and Liabilities.
*	All Securities Sold Short positions are common stock.
**	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Levels 1 and Level 2 during the six months ended October 31, 2011.

There were no Level 3 investments held at October 31, 2011 or April 30, 2011.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at October 31, 2011 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Put options purchased which were held at October 31, 2011 are reflected within the Schedule of Investments.

The Fund’s volume of activity in index put options purchased during the six months ended October 31, 2011 had an average monthly cost amount of approximately $5,946,895.

As of October 31, 2011, the value of put options purchased that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, within Investments, at value. For the six months ended October 31, 2011, the effect of put options purchased with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts, within Net realized loss on investments and Net change in unrealized appreciation on investments.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts that were held at October 31, 2011 are reflected within the Schedule of Investments.

The Fund’s volume of activity in index futures contracts sold during the six months ended October 31, 2011 had an average monthly market value of approximately $86,172,707.

As of October 31, 2011, the value of futures contracts that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, Variation margin receivable. For the six months ended October 31, 2011, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts, Net realized gain on futures contracts and Net change in unrealized depreciation on futures contracts.

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At October 31, 2011, the Fund held no investments in forward foreign exchange contracts.

Securities Sold Short.  The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at October 31, 2011 are reflected within the Schedule of Investments.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended October 31, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the six months ended October 31, 2011 and in the year ended April 30, 2011.

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At April 30, 2011, the Fund had net capital loss carryforwards for federal income tax purposes of $109,729,094, which are available to reduce future required distributions of net capital gains to shareholders. $35,863,445 of the loss carryforwards is available through 2013; $13,004,169 is available through 2014; $7,109,158 is available through 2015; $4,484,299 is available through 2016; $12,025,747 is available through 2018; and $37,242,276 is available through 2019.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended April 30, 2011, the Fund deferred capital losses of $23,529,911.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments, proceeds from short sales, futures transactions, and the related net unrealized depreciation at October 31, 2011:

	Cost (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$246,164,613	$63,558	$(3,526,981)	$(3,463,423)
Short sales	(90,939,488)	5,770,436	(6,331,745)	(561,309)
Futures contracts	—	—	(7,593,942)	(7,593,942)

	$155,225,125	$5,833,994	$(17,452,668)	$(11,618,674)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended October 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of October 31, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended April 30, 2008 through April 30, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors, trustees or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class R Shares, pursuant to Rule 12b-1 under the 1940 Act. G.distributors, LLC serves as successor “Distributor” to Gabelli & Company, Inc. (“Gabelli & Co.”) effective August 1, 2011, both affiliates of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to the Distributor at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended October 31, 2011, other than short-term securities and U.S. Government obligations, aggregated $4,836,445 and $7,359,608, respectively.

6.  Transactions with Affiliates.  During the six months ended October 31, 2011, the current and former Distributors retained $26,421 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended October 31, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Shares of Beneficial Interest.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class R Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class R Shares are offered through the Distributor and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 4% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended October 31, 2011 and the year ended April 30, 2011 amounted to $3,824 and $17,114, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Class AAA
Shares sold	1,482,669	754,192
Shares redeemed	(728,931)	(464,375)

Net increase	753,738	289,817

Class A
Shares sold	114,101,972	99,234,553
Shares redeemed	(41,603,111)	(95,813,019)

Net increase	72,498,861	3,421,534

Class B
Shares sold	—	3,512
Shares redeemed	(1,740)	(64,930)

Net decrease	(1,740)	(61,418)

Class C
Shares sold	7,971,616	6,332,639
Shares redeemed	(3,901,716)	(5,418,152)

Net increase	4,069,900	914,487

Class R
Shares sold	28,910	70,346
Shares redeemed	(22,664)	(24,555)

Net increase	6,246	45,791

8.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a

Comstock Capital Value Fund

Notes to Financial Statements (Continued) (Unaudited)

$5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.  Subsequent Events.  Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Comstock Capital Value Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

M. Bruce Adelberg

Consultant

MBA Research Group

Anthony S. Colavita

Attorney

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer KeySpan Corp.

Charles L. Minter

Former Chairman and

Chief Executive Officer

Comstock Partners, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Henry G. Van der Eb, CFA

Senior Vice President

GAMCO Investors, Inc.

Officers and Portfolio Managers
Bruce N. Alpert Executive Vice President and Secretary Peter D. Goldstein Chief Compliance Officer Carolyn Matlin Vice President	Martin Weiner, CFA Portfolio Manager and President Charles L. Minter Portfolio Manager and Director Agnes Mullady Treasurer

Distributor
G.distributors, LLC

Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company

Legal Counsel
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOOCT11SR

Comstock Capital

Value

Fund

SEMIANNUAL REPORT

OCTOBER 31, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Comstock Funds, Inc.

By (Signature and Title)*             /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date        1/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date        1/6/12

By (Signature and Title)*            /s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date        1/6/12

*	Print the name and title of each signing officer under his or her signature.